RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details
Wages	$ 1,455,886	$ 1,178,909
Vacation	261,325	170,371
Bonuses	449,038	0
Payroll taxes on the above	133,344	93,510
Total	2,299,593	1,442,790
Classified as long-term	(1,531,904)	(906,928)
Accrued compensation	$ 767,689	$ 535,862